UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2008

Item 1:          Report(s) to Shareholders.

2008

LORD ABBETT ANNUAL REPORT

Lord Abbett

U.S. Government & Government
Sponsored Enterprises Money
Market Fund

For the fiscal year ended June 30, 2008

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund

Annual Report

For the fiscal year ended June 30, 2008

Dear Shareholder: We are pleased to provide you with this overview of the Lord Abbett
U.S. Government & Government Sponsored Enterprises Money Market Fund's performance for the fiscal year ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q. What were the overall market conditions during the fiscal year ended June 30, 2008?

A: The yields on fixed-income securities were volatile over the fiscal year ended June 30, 2008. Concerns about mortgage defaults led to investor reluctance to hold structured financial instruments, including mortgage-backed securities, resulting in higher risk premiums for these securities in the second half of 2007. During this period, the Federal Reserve Board (the Fed) reduced the fed funds rate by 100 basis points (bps), from 5.25% to 4.25%.

In the first quarter of 2008, investors continued to shift into U.S. Treasury securities. As a result, yields on two-year Treasuries declined, leading to a steepening of the yield curve. Concern about economic growth and turbulence in financial markets prompted the Fed to reduce the fed funds rate by an additional 200 bps, to 2.25% during the period. In the second quarter, investor fears eased, and mortgage-backed securities rebounded somewhat. Also in the second quarter, the Fed cut the fed funds rate by another 25 bps, to 2.0%, on continuing concerns about economic growth.

Q. How did the Fund perform during the fiscal year ended June 30, 2008?

A: The Fund (Class A shares) finished the fiscal year with total net assets of $425.5 million and a seven-day current yield of 1.52%. The current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the one-year total return quotation. For the fiscal year ended June 30, 2008, the Fund returned 3.21%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its peer group, the Lipper U.S. Government Money Market Funds Average,1 which returned 3.24% in the same period.

Q. What were the most significant factors affecting performance?

A: Consistent with its objective to seek high current income and preservation of capital, the portfolio remained invested in high-quality, short-term, liquid securities issued by U.S. government agencies. The portfolio's positions were concentrated, however, in one- to three-month securities issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Bank. Portfolio diversification was sought by investing in securities offering a range of short-term maturity dates.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit www.lordabbett.com. Read the prospectus carefully before investing.

1  The Lipper U.S. Government Money Market Funds Average aims at investments in financial instruments issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

Source: Lipper Inc. Copyright 2008 by Reuters. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

Important Performance and Other Information

An investment in the Fund is not a deposit of the bank and is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class A
Actual	$1,000.00	$1,010.30	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.36	$3.52
Class B
Actual	$1,000.00	$1,006.60	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.66	$7.27
Class C
Actual	$1,000.00	$1,010.30	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.36	$3.52
Class I*
Actual	$1,000.00	$1,010.30	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.36	$3.52

†  For each class of the Fund, expenses are equal to the annualized expense ratio of such class (0.70% for Class A, 1.45% for Class B, 0.70% for Class C and 0.70% for Class I) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

*  Effective September 28, 2007, Class Y Shares were renamed Class I Shares .

Portfolio Holdings Presented by Maturity

June 30, 2008

Days	%*
1 - 30 days	47.36%
31 - 60 days	24.86%
61 - 90 days	27.78%
Total	100.00%

*  Represents percent of total investments.

Schedule of Investments

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Amortized Cost
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 99.35%
Federal Home Loan Bank	1.98%	7/2/2008	$15,000	$14,999,175
Federal Home Loan Bank	2.00%	7/1/2008	80,800	80,800,000
Federal Home Loan Bank	2.01%	7/11/2008	10,000	9,994,417
Federal Home Loan Bank	2.05%	7/16/2008	10,000	9,991,458
Federal Home Loan Bank	2.10%	7/3/2008	15,000	14,998,250
Federal Home Loan Bank	2.12%	8/21/2008	15,000	14,954,950
Federal Home Loan Bank	2.17%	7/23/2008	20,000	19,973,478
Federal Home Loan Bank	2.20%	7/24/2008	10,000	9,985,944
Federal Home Loan Bank	2.23%	7/30/2008	15,000	14,973,054
Federal Home Loan Bank	2.27%	8/13/2008	15,000	14,959,329
Federal Home Loan Bank	2.29%	8/25/2008	10,000	9,965,014
Federal Home Loan Bank	2.365%	9/17/2008	20,000	19,897,517
Federal Home Loan Mortgage Corp.	2.21%	9/2/2008	15,000	14,941,985
Federal Home Loan Mortgage Corp.	2.06%	7/21/2008	15,000	14,982,833
Federal Home Loan Mortgage Corp.	2.08%	7/9/2008	20,000	19,990,755
Federal Home Loan Mortgage Corp.	2.13%	8/4/2008	20,000	19,959,767
Federal Home Loan Mortgage Corp.	2.21%	8/11/2008	15,000	14,962,246
Federal National Mortgage Assoc.	2.21%	9/3/2008	15,000	14,941,333
Federal National Mortgage Assoc.	1.98%	7/9/2008	10,000	9,992,575
Federal National Mortgage Assoc.	2.055%	8/1/2008	15,000	14,973,456
Federal National Mortgage Assoc.	2.09%	7/24/2008	15,000	14,979,971
Federal National Mortgage Assoc.	2.11%	8/5/2008	15,000	14,969,229
Federal National Mortgage Assoc.	2.14%	8/12/2008	20,000	19,950,067
Federal National Mortgage Assoc.	2.35%	9/17/2008	15,000	14,923,625
Federal National Mortgage Assoc.	2.35%	9/10/2008	20,000	19,907,306
Federal National Mortgage Assoc.	2.36%	9/12/2008	15,000	14,928,217
Federal National Mortgage Assoc.	2.38%	9/8/2008	20,000	19,908,767
Federal National Mortgage Assoc.	2.43%	9/24/2008	20,000	19,885,250
Total Government Sponsored Enterprises Securities				499,689,968

See Notes to Financial Statements.

Schedule of Investments (concluded)

June 30, 2008

Investments	Principal Amount (000)	Amortized Cost
Repurchase Agreement 0.37%
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $1,905,000 of Federal National Mortgage Assoc. 3.375% due 12/15/2008; value: $1,912,144; proceeds: $1,871,339	$1,871	$1,871,252
Total Investments in Securities 99.72%		501,561,220	*
Other Assets in Excess of Liabilities 0.28%		1,396,272
Net Assets 100.00%		$502,957,492

*  Cost for Federal income tax purposes is $501,561,220. Average maturity of investments is 36 days.

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2008

ASSETS:
Investments in securities, at amortized cost	$501,561,220
Receivables:
Capital shares sold	3,877,136
From advisor (See Note 3)	121,101
Interest	87
Prepaid expenses	54,754
Total assets	505,614,298
LIABILITIES:
Payables:
Capital shares reacquired	1,423,434
Management fee	188,073
Directors' fees	131,022
12b-1 distribution fees-Class B	21,551
Fund administration	11,518
Distributions payable	500,850
Accrued expenses and other liabilities	380,358
Total liabilities	2,656,806
NET ASSETS	$502,957,492
COMPOSITION OF NET ASSETS:
Paid-in capital	$502,957,233
Undistributed net investment income	259
Net Assets	$502,957,492
Net assets by class:
Class A Shares	$425,473,396
Class B Shares	$39,283,126
Class C Shares	$27,275,700
Class I Shares	$10,925,270
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	425,473,184
Class B Shares (400 million shares of common stock authorized, $.001 par value)	39,283,109
Class C Shares (300 million shares of common stock authorized, $.001 par value)	27,275,687
Class I Shares (100 million shares of common stock authorized, $.001 par value)	10,925,270
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

See Notes to Financial Statements.

Statement of Operations

For the Year Ended June 30, 2008

Investment income:
Interest	$18,648,148
Expenses:
Management fee	2,311,130
12b-1 distribution plan-Class B	241,765
Shareholder servicing	1,630,229
Fund administration	194,528
Registration	101,446
Reports to shareholders	63,349
Professional	60,317
Directors' fees	12,784
Custody	10,189
Other	10,274
Gross expenses	4,636,011
Expense reductions (See Note 6)	(12,057)
Expenses assumed by advisor (See Note 3)	(963,520)
Net expenses	3,660,434
Net investment income	$14,987,714

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended June 30, 2008	For the Year Ended June 30, 2007
Operations:
Net investment income	$14,987,714	$18,685,799
Distributions to shareholders from:
Net investment income
Class A	(13,349,382)	(16,877,313)
Class B	(724,430)	(901,407)
Class C	(655,896)	(574,509)
Class I	(258,006)	(332,570)
Total distributions to shareholders	(14,987,714)	(18,685,799)
Capital share transactions (Net of share conversions) (See Note 9):
Proceeds from sales of shares	1,060,158,708	910,666,707
Reinvestment of distributions	15,215,292	17,611,991
Cost of shares reacquired	(1,010,695,283)	(873,640,250)
Net increase in net assets resulting from capital share transactions	64,678,717	54,638,448
Net increase in net assets	64,678,717	54,638,448
NET ASSETS:
Beginning of year	$438,278,775	$383,640,327
End of year	$502,957,492	$438,278,775
Undistributed net investment income	$259	$259

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 6/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.03	.05	.03	.01	– (c)
Distributions to shareholders from:
Net investment income	(.03)	(.05)	(.03)	(.01)	– (c)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	3.21%	4.68%	3.51%	1.35%	.21%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.70%	.70%	.70%	.81%	.83%
Expenses, excluding expense reductions and including expenses assumed	.70%	.70%	.70%	.81%	.83%
Expenses, excluding expense reductions and expenses assumed	.90%	.92%	1.01%	.94%	.97%
Net investment income	3.15%	4.58%	3.47%	1.32%	.21%
Supplemental Data:
Net assets, end of year (000's)	$425,473	$393,914	$337,018	$271,720	$289,336

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 6/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.02	.04	.03	.01	– (c)
Distributions to shareholders from:
Net investment income	(.02)	(.04)	(.03)	(.01)	– (c)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	2.44%	3.89%	2.73%	.72%	.20%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.45%	1.45%	1.45%	1.41%	.83%
Expenses, excluding expense reductions and including expenses assumed	1.45%	1.45%	1.45%	1.41%	.83%
Expenses, excluding expense reductions and expenses assumed	1.66%	1.67%	1.76%	1.69%	1.72%
Net investment income	2.24%	3.83%	2.67%	.62%	.21%
Supplemental Data:
Net assets, end of year (000's)	$39,283	$23,358	$26,534	$26,388	$47,789

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 6/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.03	.05	.03	.01	– (c)
Distributions to shareholders from:
Net investment income	(.03)	(.05)	(.03)	(.01)	– (c)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	3.21%	4.68%	3.51%	1.35%	.21%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.70%	.70%	.70%	.83%	.83%
Expenses, excluding expense reductions and including expenses assumed	.70%	.70%	.70%	.83%	.83%
Expenses, excluding expense reductions and expenses assumed	.91%	.92%	1.01%	.94%	.97%
Net investment income	2.92%	4.59%	3.42%	1.19%	.21%
Supplemental Data:
Net assets, end of year (000's)	$27,276	$14,207	$13,064	$13,872	$26,945

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class I Shares
	Year Ended 6/30			10/20/2004(a) to
	2008	2007	2006	6/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(b)	.03	.05	.03	.01
Distributions to shareholders from:
Net investment income	(.03)	(.05)	(.03)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return(c)	3.21%	4.68%	3.51%	1.18	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.70%	.70%	.70%	.53	%(d)
Expenses, excluding expense reductions and including expenses assumed	.70%	.70%	.70%	.53	%(d)
Expenses, excluding expense reductions and expenses assumed	.90%	.92%	1.01%	.67	%(d)
Net investment income	3.12%	4.58%	3.50%	1.21	%(d)
Supplemental Data:
Net assets, end of period (000's)	$10,925	$6,800	$7,024	$5,057

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund offers four classes of shares: Classes A, B, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge ("CDSC") applied to a class of shares as follows: certain redemptions of Class A shares acquired through an exchange; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares. Effective September 28, 2007, Class Y shares were renamed Class I shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to the Class B 12b-1 Distribution Plan.

Notes to Financial Statements (continued)

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the year ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .47% of average daily net assets.

For the period July 1, 2007 through October 31, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.70%
B	1.45%
C	.70%
I	.70%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A(1)	Class B	Class C(1)
Service and distribution fee	.15%	.75%	1.00%

(1) The Fund has not activated its Class A and Class C Plans, and therefore, no payments are currently authorized under the Plans.

Notes to Financial Statements (continued)

Class I does not have a distribution plan.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

For tax purposes, the Fund paid ordinary income distributions during the fiscal years ended June 30, 2008 and June 30, 2007 of $14,987,714 and $18,685,799, respectively.

5. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

6. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

7. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

8. INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise's obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund's performance.

Notes to Financial Statements (continued)

9. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Year Ended June 30, 2008		Year Ended June 30, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	968,268,335	$968,268,335	872,022,467	$872,022,467
Converted from Class B*	1,055,127	1,055,127	833,153	833,153
Reinvestment of distributions	13,649,324	13,649,324	15,960,396	15,960,396
Shares reacquired	(951,413,315)	(951,413,319)	(831,920,593)	(831,920,597)
Increase	31,559,471	$31,559,467	56,895,423	$56,895,419
Class B Shares
Shares sold	42,200,180	$42,200,180	19,104,581	$19,104,582
Reinvestment of distributions	685,582	685,582	804,932	804,931
Shares reacquired	(25,905,612)	(25,905,613)	(22,252,105)	(22,252,105)
Converted to Class A*	(1,055,127)	(1,055,127)	(833,153)	(833,153)
Increase (decrease)	15,925,023	$15,925,022	(3,175,745)	$(3,175,745)
Class C Shares
Shares sold	39,075,237	$39,075,237	14,257,951	$14,257,951
Reinvestment of distributions	625,967	625,967	525,243	525,243
Shares reacquired	(26,632,118)	(26,632,118)	(13,640,406)	(13,640,406)
Increase	13,069,086	$13,069,086	1,142,788	$1,142,788
Class I Shares
Shares sold	10,614,956	$10,614,956	5,281,707	$5,281,707
Reinvestment of distributions	254,419	254,419	321,421	321,421
Shares reacquired	(6,744,233)	(6,744,233)	(5,827,141)	(5,827,142)
Increase (decrease)	4,125,142	$4,125,142	(224,013)	$(224,014)

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109  (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective December 31, 2007, the Fund adopted FIN 48. The adoption of FIN 48 did not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures. The Fund files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Fund's tax returns remain open for the years ended June 30, 2004 through June 30, 2007.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements and disclosures.

Notes to Financial Statements (concluded)

In March 2008, FASB issued FASB Statement of Financial Accounting Stardards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Lord Abbett U.S. Government & Government Sponsored Enterprises
Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund"), including the schedule of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
August 21, 2008

Basic Information About Management

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

Interested Directors

The following Directors are Partners of Lord Abbett and are "interested persons" of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989; Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Managing Partner of Lord Abbett since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Directors

The following independent or outside Directors ("Independent Directors") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefit company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefit company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1995	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 1997	Partner and Chief Investment Officer; formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Vice President	Elected in 2000	Partner and Director – Fixed Income – Taxable, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director – Equity Investments – Trading, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Assistant General Counsel, joined Lord Abbett in 2006; formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006); and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Fund's Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

For foreign shareholders, all of the ordinary income distributions paid by the Fund during the fiscal year ended June 30, 2008 represent interest-related dividends.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

LAMM-2-0608

(08/08)

Item 2:               Code of Ethics.

(a)       In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended June 30, 2008 (the “Period”).

(b)       Not applicable.

(c)       The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)       The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)       Not applicable.

(f)        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:               Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, Franklin W. Hobbs and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:               Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended June 30, 2008 and 2007 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2008	2007
Audit Fees (a)	$31,500	$30,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	31,500	30,000

Tax Fees (b)	5,566	5,350
All Other Fees	- 0 -	- 0 -

Total Fees	$37,066	$35,350

(a) Consists of fees for audits of the Registrant’s annual financial statements.

(b) Fees for the fiscal year ended June 30, 2008 and 2007 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•      any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•      any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended June 30, 2008 and 2007 were:

	Fiscal year ended:
	2008	2007
All Other Fees (a)	$147,700	$170,000

(a) Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended June 30, 2008 and 2007 were:

	Fiscal year ended:
	2008		2007
All Other Fees	$	- 0 -	$	- 0-

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:               Audit Committee of Listed Registrants.

Not applicable.

Item 6:               Investments.

Not applicable.

Item 7:               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:               Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:            Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:            Controls and Procedures.

(a)       Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:            Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman
Date: August 21, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008